Cover	Dec. 27, 2022
Cover [Abstract]
Entity Registrant Name	INTEGRATED CANNABIS SOLUTIONS, INC.
Entity Central Index Key	0001002771
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 27, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-56291
Entity Tax Identification Number	90-1505708
Entity Address Address Line 1	1300 N. Florida Mango Road
Entity Address Address Line 2	Suite 30
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33409
City Area Code	561
Local Phone Number	235-2295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false